JPMorgan SmartRetirement® 2030 Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.5%
Fixed Income — 37.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	99,585	974,939
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	46,853	322,346
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,467	8,345
JPMorgan High Yield Fund Class R6 Shares (a)	35,490	218,266
Total Fixed Income		1,523,896
International Equity — 7.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,342	37,341
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,234	78,202
JPMorgan International Equity Fund Class R6 Shares (a)	11,295	195,289
Total International Equity		310,832
U.S. Equity — 30.3%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	1,468	73,834
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	2,062	37,026
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,556	36,957
JPMorgan U.S. Equity Fund Class R6 Shares (a)	29,028	561,106
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	15,694	521,361
Total U.S. Equity		1,230,284
Total Investment Companies (Cost $2,970,736)		3,065,012
Exchange-Traded Funds — 21.7%
Alternative Assets — 1.2%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	157	12,235
JPMorgan Realty Income ETF (a)	946	36,843
Total Alternative Assets		49,078
Fixed Income — 0.9%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	323	14,286
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	321	14,101
JPMorgan Inflation Managed Bond ETF (a)	187	8,438
Total Fixed Income		36,825
International Equity — 12.3%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,934	66,762
JPMorgan International Research Enhanced Equity ETF (a)	7,953	432,428
Total International Equity		499,190
International Funds — 3.1%
JPMorgan Global Select Equity ETF * (a)	2,679	124,510
U.S. Equity — 4.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	2,286	172,113
Total Exchange-Traded Funds (Cost $850,790)		881,716

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 0.88%, 1/31/2024 (b) (Cost $6,524)	6,607	6,509
	SHARES (000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (c) (Cost $106,446)	106,446	106,446
Total Investments — 100.0% (Cost $3,934,496)		4,059,683
Other Assets Less Liabilities — 0.0% ^		753
NET ASSETS — 100.0%		4,060,436

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	94	12/15/2023	USD	20,336	(867)
U.S. Treasury 10 Year Note	1,330	12/19/2023	USD	143,682	(2,669)
					(3,536)
Short Contracts
MSCI EAFE E-Mini Index	(397)	12/15/2023	USD	(40,528)	1,449
MSCI Emerging Markets E-Mini Index	(213)	12/15/2023	USD	(10,177)	363
					1,812
					(1,724)

Abbreviations
EAFE	Europe, Australasia and Far East

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$881,716	$—	$—	$881,716
Investment Companies	3,065,012	—	—	3,065,012

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$6,509	$—	$6,509
Short-Term Investments
Investment Companies	106,446	—	—	106,446
Total Investments in Securities	$4,053,174	$6,509	$—	$4,059,683
Appreciation in Other Financial Instruments
Futures Contracts	$1,812	$—	$—	$1,812
Depreciation in Other Financial Instruments
Futures Contracts	(3,536)	—	—	(3,536)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,724)	$—	$—	$(1,724)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$72,541	$—	$2,104	$(302)	$(3,373)	$66,762	1,934	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,768	258	790	(31)	(970)	12,235	157	112	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	14,917	—	—	—	(631)	14,286	323	144	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	192,296	3,114	14,683	957	(9,571)	172,113	2,286	618	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	3,808	10,519	—	—	(226)	14,101	321	168	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,125,184	9,763	119,972	(16,476)	(23,560)	974,939	99,585	9,764	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	355,665	3,552	23,361	(2,769)	(10,741)	322,346	46,853	3,552	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,571	139	—	—	(365)	8,345	1,467	139	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	40,949	—	792	(25)	(2,791)	37,341	1,342	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	84,878	4,332	8,156	(3,271)	419	78,202	5,234	—	—
JPMorgan Global Select Equity ETF (a) *	—	124,386	—	—	124	124,510	2,679	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	218,281	15,208	13,809	(1,557)	143	218,266	35,490	3,676	—
JPMorgan Inflation Managed Bond ETF (a)	8,621	—	—	—	(183)	8,438	187	79	—
JPMorgan International Equity Fund Class R6 Shares (a)	262,541	—	51,264	11,198	(27,186)	195,289	11,295	—	—
JPMorgan International Research Enhanced Equity ETF (a)	481,113	—	26,926	1,256	(23,015)	432,428	7,953	—	—
JPMorgan Realty Income ETF (a)	40,585	774	1,373	(39)	(3,104)	36,843	946	306	—

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	$84,594	$—	$6,271	$(913)	$(3,576)	$73,834	1,468	$—	$—
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	38,558	2,052	—	—	(3,584)	37,026	2,062	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	42,417	282	4,195	(331)	(1,216)	36,957	1,556	282	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	680,510	1,728	103,586	27,237	(44,783)	561,106	29,028	1,728	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	105,097	154,931	153,582	—	—	106,446	106,446	1,349	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	636,925	1,859	101,509	1,098	(17,012)	521,361	15,694	1,859	—
Total	$4,511,819	$332,897	$632,373	$16,032	$(175,201)	$4,053,174		$23,776	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
*	Non-income producing security.